Financial and capital management	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial and capital management	Financial and capital management
Financial management
Management’s objectives are to protect BCE and its subsidiaries on a consolidated basis against material economic exposures and variability of results from various financial risks, including credit risk, liquidity risk, foreign currency risk, interest rate risk and equity price risk.
Derivatives
We use derivative instruments to manage our exposure to foreign currency risk, interest rate risk and changes in the price of BCE common shares.
Fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Certain fair value estimates are affected by assumptions we make about the amount and timing of future cash flows and discount rates, all of which reflect varying degrees of risk. Income taxes and other expenses that may be incurred on disposition of financial instruments are not reflected in the fair values. As a result, the fair values may not be the net amounts that would be realized if these instruments were settled.
The carrying values of cash, cash equivalents, short-term investments, trade and other receivables, trade payables and other liabilities, interest payable, dividends payable, notes payable and loans secured by receivables approximate fair value as they are short-term. The carrying value of long-term receivables, including wireless device financing plan receivables, approximates fair value given that their average remaining duration is short and their carrying value is reduced by an allowance for doubtful accounts and an allowance for revenue adjustments. The carrying values of our term loan facilities and the Bell Mobility trade loans approximate fair value given they bear interest at a variable rate.
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2025		December 31, 2024
	Classification	Fair value methodology	Note		Carrying value	Fair value	Carrying value	Fair value (1)
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	25,	26	31,236	31,286	31,247	30,022
(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				Fair value
	Classification	Note	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
December 31, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	22	1,198	105	—	1,093
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(513)	—	(513)	—
Investments	Other non-current assets	22	246	—	246	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	22	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(368)	—	(368)	—
Investments	Other non-current assets	22	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows, prices of comparable investments and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income (loss) to the Deficit in the statements of financial position when realized.
Credit risk
We are exposed to credit risk from operating activities and certain customer financing activities, the maximum exposure of which is represented by the carrying amounts reported in the statements of financial position.
We are exposed to credit risk if counterparties to our trade and other receivables, contract assets, derivative instruments and long-term receivables, including wireless device financing plan receivables, are unable to meet their obligations. The concentration of credit risk from our customers is minimized because we have a large and diverse customer base. There was minimal credit risk relating to derivative instruments at December 31, 2025 and 2024. We deal with financial institutions that have investment-grade credit ratings and we expect that they will be able to meet their obligations. We regularly monitor our credit risk and credit exposure, and consider, among other factors, the effects of changes in interest rates and inflation.
The following table provides the change in allowance for doubtful accounts for trade receivables.

	Note	2025	2024
Balance, January 1		(120)	(118)
Additions (1)		(235)	(169)
Usage and reversals		191	167
Balance, December 31	13	(164)	(120)
(1)Includes $38 million from the acquisition of Ziply Fiber in 2025. See Note 4, Business acquisitions and disposition for additional details.
In many instances, trade receivables are written off directly to bad debt expense if the account has not been collected after a predetermined period of time.
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

At December 31	2025	2024
Trade receivables not past due	3,321	3,346
Trade receivables past due
Under 60 days	383	484
60 to 120 days	171	240
Over 120 days	74	115
Trade receivables, net of allowance for doubtful accounts	3,949	4,185
The following table provides the change in allowance for doubtful accounts for contract assets.

	Note	2025	2024
Balance, January 1		(18)	(18)
Additions		(18)	(20)
Usage and reversals		24	20
Balance, December 31		(12)	(18)
Current		(7)	(6)
Non-current		(5)	(12)
Balance, December 31	15	(12)	(18)
Liquidity risk
Our cash, cash equivalents, short-term investments, amounts available under our securitized receivables program, cash flows from operations and possible capital markets financing are expected to be sufficient to fund our operations and fulfill our obligations as they become due. Should our cash requirements exceed the above sources of cash, we would expect to cover such a shortfall by drawing on existing committed bank facilities and new debt, to the extent available.
The following table is a maturity analysis for recognized financial liabilities at December 31, 2025 for each of the next five years and thereafter.

At December 31, 2025	Note	2026	2027	2028	2029	2030	Thereafter	Total
Total debt, excluding lease liabilities	26	1,064	2,042	2,404	2,028	2,075	23,148	32,761
Lease liabilities (1)	26	1,091	693	483	396	390	2,196	5,249
Notes payable	25	2,566	—	—	—	—	—	2,566
Loan secured by receivables	25	1,594	—	—	—	—	—	1,594
Interest payable on long-term debt, notes payable and loan secured by receivables		1,675	1,533	1,470	1,363	1,272	17,258	24,571
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps		15	(7)	(13)	(27)	74	(491)	(449)
Total		8,005	4,261	4,344	3,760	3,811	42,111	66,292
(1)Includes imputed interest of $940 million.
We are also exposed to liquidity risk for financial liabilities due within one year as shown in the statements of financial position.
Market risk
Currency exposures
In 2025, we entered into and subsequently settled deal contingent foreign exchange forward contracts with a notional amount of $905 million in U.S. dollars ($1,241 million in Canadian dollars) and foreign exchange forward contracts with a notional amount of $1,019 million in U.S. dollars ($1,402 million in Canadian dollars) to hedge the U.S. currency exposure related to the Ziply Fiber purchase cost. We also designated U.S. dollar cash deposits of $3,545 million ($4,908 million in Canadian dollars) to hedge the U.S. currency exposure related to the Ziply Fiber purchase cost. A net gain of $7 million from settlement of the foreign exchange forwards and cash deposits is reflected in the Ziply Fiber purchase cost.
In 2025, we designated an unsecured term loan of $500 million in U.S. dollars ($697 million in Canadian dollars) to partially hedge the U.S. currency exposure related to our net investment in Ziply Fiber.
In 2025, we entered into amortizing cross currency interest rate swaps with a notional amount of $487 million in U.S. dollars ($678 million in Canadian dollars) to hedge the U.S. currency exposure on other debt maturing in 2029. The fair value of the amortizing cross currency interest rate swaps at December 31, 2025 was a net liability of $11 million recognized in Other current assets and Other non-current liabilities in the statements of financial position.
In 2025, we terminated cross currency interest rate swaps entered into in 2023 and 2024 with a notional amount of $600 million in U.S. dollars ($814 million in Canadian dollars) used to hedge the U.S. currency exposure of loans maturing in 2025 and 2026 under our Bell Mobility trade loan agreement. The fair value of the cross currency interest rate swaps at the date of termination was $4 million.
In 2025, following the repurchase of a portion of certain debt prior to maturity, we proportionately terminated the corresponding cross currency interest rate swaps used to hedge the U.S. currency exposure of this debt. Specifically, we terminated cross currency interest rate swaps with a notional amount of $174 million in U.S. dollars ($235 million in Canadian dollars) relating to our Series US-2 Notes, $79 million in U.S. dollars ($100 million in Canadian dollars) relating to our Series US-4 Notes, $183 million in U.S. dollars ($230 million in Canadian dollars) relating to our Series US-5 Notes, $191 million in U.S. dollars ($241 million in Canadian dollars) relating to our Series US-6 Notes and $217 million in U.S. dollars ($276 million in Canadian dollars) relating to our Series US-7 Notes. The fair value of the cross currency interest rate swaps at the date of termination was a net liability of $110 million, reflected in the initial fair value of the cross currency interest rate swaps relating to our Series A Notes and Series B Notes described below.
In 2025, we entered into foreign exchange swaps with a notional amount of $1,000 million in U.S. dollars ($1,398 million in Canadian dollars), maturing in 2025, to hedge the U.S. currency exposure of our Series A Notes maturing in 2055. These foreign exchange swaps were terminated in 2025. The fair value of the foreign exchange swaps at the dates of termination was a net liability of $12 million, reflected in the initial fair value of the cross currency interest rate swaps relating to our Series A Notes described below.
In 2025, we entered into foreign exchange swaps with a notional amount of $1,250 million in U.S. dollars ($1,769 million in Canadian dollars) to hedge the U.S. currency exposure of our Series B Notes maturing in 2055. The foreign exchange swaps matured in 2025. The fair value of the foreign exchange swaps at maturity was $13 million. Subsequently, we entered into foreign exchange swaps with a notional amount of $828 million in U.S. dollars ($1,167 million in Canadian dollars), maturing in 2025, to hedge the U.S. currency exposure of our Series B Notes. In 2025, we terminated a portion of these foreign exchange swaps with a notional amount of $456 million in U.S. dollars ($643 million in Canadian dollars). The fair value of the foreign exchange swaps at the date of termination was a liability of $24 million, of which $14 million is reflected in the initial fair value of the cross currency interest rate swaps relating to our Series B Notes described below. The remaining foreign exchange swaps with a notional amount of $372 million in U.S. dollars ($524 million in Canadian dollars) matured in 2025. The fair value of the foreign exchange swaps at maturity was a liability of $2 million. Subsequently, we entered into foreign exchange swaps with a notional amount of $372 million in U.S. dollars ($521 million in Canadian dollars, which reflects the net liability of the matured foreign exchange swaps). The fair value of the foreign exchange swaps at December 31, 2025 was a net liability of $13 million recognized in Other current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we entered into cross currency interest rate swaps with a notional amount of $1,000 million in U.S. dollars ($1,468 million in Canadian dollars), maturing in 2030, to hedge the U.S. currency exposure of our Series A Notes maturing in 2055. The fair value of the cross currency interest rate swaps at December 31, 2025 was a net liability of $69 million recognized in Other current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. This fair value reflects an initial net liability of $55 million on termination of the cross currency swaps and an initial liability of $12 million on termination of the foreign exchange swaps, both noted above, and an initial asset of $9 million on termination of the interest rate swaps noted below.
In 2025, we entered into cross currency interest rate swaps with a notional amount of $878 million in U.S. dollars ($1,288 million in Canadian dollars), maturing in 2035 to hedge the U.S. currency exposure of our Series B Notes maturing in 2055. The fair value of the cross currency interest rate swaps at December 31, 2025 was a net liability of $59 million recognized in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. This fair value reflects an initial net liability of $55 million on termination of the cross currency swaps noted above and an initial liability of $14 million related to the terminated foreign exchange swaps also noted above. In 2024, we entered into cross currency interest rate swaps with a notional amount of $700 million in U.S. dollars ($942 million in Canadian dollars) to hedge the U.S. currency exposure of our US-9 Notes maturing in 2034. The fair value of the cross currency interest rate swaps at December 31, 2025 and 2024 was a net liability of $4 million recognized in Other current assets and Other non-current liabilities and a net asset of $5 million recognized in Other current assets and Other non-current liabilities, respectively, in the statements of financial position. In 2024, we entered into cross currency interest rate swaps with a notional amount of $750 million in U.S. dollars ($1,009 million in Canadian dollars) to hedge the U.S. currency exposure of our US-10 Notes maturing in 2054. In connection with these swaps, cross currency basis rate swaps outstanding at December 31, 2023 with a notional amount of $644 million were settled. The fair value of the cross currency interest rate swaps at December 31, 2025 and 2024 was a net liability of $17 million recognized in Other current assets and Other non-current liabilities and a net liability of $44 million recognized in Other current assets and Other non-current liabilities, respectively, in the statements of financial position.
See Note 4, Business acquisitions and disposition, Note 25, Debt due within one year and Note 26, Long-term debt, for additional details.
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2025.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,167	CAD	1,604	2026	Loans
Cash flow	USD	1,874	CAD	2,602	2026	Commercial paper
Cash flow	USD	641	CAD	852	2026	Anticipated purchases
Cash flow	PHP	3,299	CAD	79	2026	Anticipated purchases
Cash flow	USD	440	CAD	589	2027	Anticipated purchases
Economic - call options	USD	120	CAD	158	2026	Anticipated purchases
Economic - options (2)	USD	10	CAD	13	2026	Anticipated purchases
Economic - call options	CAD	348	USD	240	2026	Anticipated purchases
Economic - put options	USD	161	CAD	212	2026	Anticipated purchases
Economic - put options	CAD	148	USD	110	2026	Anticipated purchases
Economic - call options	USD	150	CAD	197	2027	Anticipated purchases
Economic - put options	USD	120	CAD	158	2027	Anticipated purchases
Economic - options (2)	USD	100	CAD	135	2027	Anticipated purchases
Economic - call options	CAD	360	USD	240	2028	Anticipated purchases
(1)Forward contracts to hedge loans secured by receivables under our securitization program. See Note 25, Debt due within one year, for additional information.
(2)Foreign currency options with a leverage provision and a profit cap limitation.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a loss of $22 million (loss of $15 million) recognized in net earnings at December 31, 2025 and a gain of $146 million (loss of $126 million) recognized in Other comprehensive income at December 31, 2025, with all other variables held constant.
Interest rate exposures
In 2025, we entered into interest rate swaps with a notional amount of $200 million to hedge the fair value of our Series M-45 MTN debentures maturing in 2047 and interest rate swaps with a notional amount of $200 million, maturing in 2028, to hedge the interest cost of these debentures. The fair value of the interest rate swaps at December 31, 2025 was a net liability of $9 million recognized in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
In 2025, we entered into interest rate swaps with a notional amount of $300 million to hedge the fair value of our Series M-65 MTN debentures maturing in 2033. The fair value of the interest rate swaps at December 31, 2025 was a net liability of $1 million recognized in Other current assets and Other non-current liabilities in the statements of financial position.
In 2025, we entered into an interest rate swap with a notional amount of $300 million to hedge the fair value of our Series M-66 MTN debentures maturing in 2036. The fair value of the interest rate swap at December 31, 2025 was a net liability of $3 million recognized in Other current assets and Other non-current liabilities in the statements of financial position.
In 2025, we sold interest rate swaptions with a notional amount of $690 million, maturing in 2030 and 2035, to hedge economically the fair value of our Series A Notes and Series B Notes maturing in 2055 for $3 million. The interest rate swaptions were terminated or expired unexercised.
In 2025, we entered into bond forwards with a notional amount of $300 million to hedge economically the cost to repurchase a portion of our Series M-55 MTN debentures maturing in 2051. The fair value of the bond forwards at their maturity in 2025 was a loss of $3 million.
In 2025, we entered into and subsequently terminated interest rate swaps with a notional amount of $372 million in U.S. dollars ($531 million in Canadian dollars), maturing in 2030, to hedge the fair value of our Series A Notes maturing in 2055. The fair value of the interest rate swaps at the dates of termination was an asset of $9 million, which is reflected in the initial fair value of the cross currency interest rate swaps relating to our Series A Notes described above.
In 2025, we entered into interest rate swaps with a notional amount of $372 million in U.S. dollars ($531 million in Canadian dollars), maturing in 2035, to hedge the fair value of our Series B Notes maturing in 2055. The fair value of the interest rate swaps at December 31, 2025 was a net asset of $4 million recognized in Other non-current assets and Trade payables and other liabilities in the statements of financial position.
In 2025, we terminated interest rate floors with a notional amount of $350 million used to hedge economically the interest cost of our Series M-62 MTN debentures maturing in 2029. In 2025, we also terminated interest rate swaps with a notional amount of $105 million used to hedge the fair value of these debentures. The fair value of the interest rate floors and interest rate swaps at the date of termination was nil.
In 2025, we entered into forward starting interest rate swaps, effective from 2025, with a notional amount of $423 million, maturing in 2055, to hedge the interest rate exposure on future debt issuances. The fair value of the forward starting interest rate swaps upon issuance of our M-67 MTN debentures was an asset of $25 million.
In 2025, we entered into and subsequently terminated forward starting cross currency basis rate swaps with a notional amount of $350 million in U.S. dollars ($500 million in Canadian dollars) to hedge economically the basis rate on the termination of the cross currency interest rate swaps noted above. The fair value of the forward starting cross currency basis rate swaps at the date of termination was a liability of $3 million.
In 2024, we terminated interest rate swaps with a notional amount of $625 million used to hedge the fair value of our Series M-53 MTN debentures maturing in 2027. The fair value of the interest rate swaps at the date of termination was an asset of $6 million.
In 2024, we entered into and subsequently terminated forward starting interest rate swaps effective from 2026 with a notional amount of $336 million used to hedge the fair value of our US-10 Notes maturing in 2054. The fair value of the forward starting interest rate swaps at the date of termination was an asset of $20 million.
In 2024, we terminated interest rate swaps with a notional amount of $250 million used to hedge the fair value of our Series M-52 MTN debentures maturing in 2030. The fair value of the interest rate swaps at the date of termination was an asset of $6 million.
In 2024, we terminated interest rate swaps with a notional amount of $200 million, maturing in 2025 and 2032, used to hedge the fair value of our Series M-57 MTN debentures maturing in 2032. The fair value of the interest rate swaps at the date of termination was an asset of $6 million.
In 2024, we entered into forward starting interest rate swaps, effective from 2025, with a notional amount of $800 million in U.S. dollars ($1,080 million in Canadian dollars), of which $400 million in U.S. dollars matures in each of 2030 and 2035, to hedge the interest rate exposure on future U.S. dollar debt issuances. Also in 2024, we terminated a portion of these forward starting interest rate swaps with a notional amount of $250 million in U.S. dollars ($338 million in Canadian dollars). The fair value of the forward starting interest rate swaps at the date of termination was an asset of $7 million. The fair value of the remaining forward starting interest rate swaps with a notional amount of $550 million in U.S. dollars ($742 million in Canadian dollars), of which $275 million in U.S. dollars matures in each of 2030 and 2035, at their effective start date in 2025 and at December 31, 2024 was an asset of $50 million and $38 million, respectively, recognized in Other non-current assets in the statements of financial position.
In 2024, we sold U.S. dollar interest rate swaptions with a notional amount of $214 million in U.S. dollars ($289 million in Canadian dollars) to hedge economically the fair value of future U.S. dollar debt issuances. The interest rate swaptions were terminated or expired unexercised.
In 2024, we sold interest rate swaptions, expiring in 2024, with a notional amount of $300 million to hedge economically the fair value of our M-17 MTN debentures maturing in 2035. The interest rate swaptions expired unexercised.
In 2024, we sold interest rate swaptions, expiring in 2024, with a notional amount of $750 million to hedge economically the fair value of our M-53 MTN debentures maturing in 2027. Interest rate swaptions with a notional amount of $625 million were settled. The fair value of the interest rate swaptions at the date of settlement was a liability of $6 million. The remaining interest rate swaptions expired unexercised.
In 2024, we purchased and subsequently terminated interest rate options, expiring in 2026, with a notional amount of $440 million used to hedge economically the interest cost of our M-62 MTN debentures maturing in 2029. The fair value of the interest rate options at the date of termination was an asset of $1 million.
See Note 25, Debt due within one year and Note 26, Long-term debt, for additional details.
A 1% increase (decrease) in interest rates would result in a loss of $32 million (gain of $26 million) recognized in net earnings at December 31, 2025, and a gain of $3 million (loss of $4 million) recognized in Other comprehensive income at December 31, 2025, with all other variables held constant.
Equity price exposures
We use equity forward contracts on BCE’s common shares to hedge economically the cash flow exposure related to the settlement of equity settled share-based compensation plans. The fair value of our equity forward contracts at December 31, 2025 and December 31, 2024 was a net liability of $187 million and $429 million, respectively, recognized in Other current assets, Other non-current assets, Trade payables and other liabilities, and Other non-current liabilities in the statements of financial position. A loss of $9 million and $269 million for the year ended December 31, 2025 and 2024, respectively, relating to the equity forward contracts is recognized in Other income (expense) in the income statements. See Note 32, Share-based payments, for additional details.
A 5% increase (decrease) in the market price of BCE’s common shares would result in a gain (loss) of $16 million recognized in net earnings at December 31, 2025, with all other variables held constant.
Capital management
We have various capital policies, procedures and processes which are utilized to seek to achieve our objectives for capital management. These include optimizing our cost of capital and maximizing shareholder return while balancing the interests of our stakeholders.
Our definition of capital includes equity attributable to BCE shareholders, debt, cash, cash equivalents and short-term investments.
In 2025, the key ratio that we used to monitor and manage our capital structure was a net debt leverage ratio (1). In 2025 and 2024, our net debt leverage ratio target range was 3.0 times adjusted EBITDA. At December 31, 2025, and December 31, 2024, we had exceeded the limit of our internal net debt leverage ratio target range by 0.78 and 0.81, respectively.
We believe that certain investors and analysts use our net debt leverage ratio as a measure of financial leverage and health of the company.
The following table provides a summary of our key ratio.

At December 31	2025	2024
Net debt leverage ratio	3.78	3.81
On February 5, 2026, the board of directors of BCE declared a quarterly dividend of $0.4375 per common share, payable on April 15, 2026.
On May 7, 2025, the Board established the annualized dividend at $1.75 per BCE common share, effective starting from the July 15, 2025 dividend payment date.
Additionally, on May 7, 2025, the Board determined that common shares distributed under BCE's Shareholder Dividend Reinvestment and Stock Purchase Plan (DRP) will no longer be issued from treasury at a 2% discount to the average market price of the common shares preceding the applicable dividend payment date (the Average Market Price) and will rather be purchased by BCE's agent, TSX Trust Company, on the secondary market with cash provided by BCE. The modifications became effective commencing with the dividend payable on July 15, 2025 to eligible holders of common shares as of the June 16, 2025 record date, and subsequently until further notice. See Note 31, Share capital, for additional details.
In both Q4 2024 and Q4 2025, BCE renewed its normal course issuer bid program (NCIB) with respect to its First Preferred Shares. See Note 31, Share capital, for additional details.

(1)Our net debt leverage ratio represents net debt divided by adjusted EBITDA. As of December 31, 2025, we define net debt as debt due within one year plus long-term debt and 50% of outstanding preferred shares, less 50% of junior subordinated debt included within long-term debt, and less cash, cash equivalents and short-term investments, as shown in our statements of financial position. For the purposes of calculating our net debt leverage ratio, adjusted EBITDA is twelve-month trailing adjusted EBITDA.